Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 287,033	$ 280,672
ECL allowance	4,392	3,917
Net loans	589,504	558,292
Gross personal	47,866	46,681
Gross credit card	21,581	20,551
Gross business and government	237,416	214,305
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	172,210	166,645
Gross personal	18,452	16,772
Gross credit card	7,117	7,185
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	86,799	87,124
Gross personal	11,118	9,697
Gross credit card	443	502
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,736	13,967
Gross personal	8,508	11,872
Gross credit card	7,107	6,804
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	8,112	7,385
Gross personal	7,008	5,670
Gross credit card	6,124	5,365
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,870	1,568
Gross personal	1,681	1,567
Gross credit card	600	524
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,097	790
Gross personal	253	260
Gross business and government	2,031	1,628
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,209	3,193
Gross personal	846	843
Gross credit card	190	171
Gross business and government	281	245
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	120,190	102,531
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	110,952	106,131
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,962	3,770
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	574	449
Net loans	286,459	280,223
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,156	942
Net loans	46,710	45,739
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	942	902
Net loans	20,639	19,649
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,720	1,624
Net loans	235,696	212,681
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	272,458	255,657
ECL allowance	983	800
Net loans	554,304	514,526
Gross personal	41,554	41,967
Gross credit card	19,485	18,507
Gross business and government	221,790	199,195
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	171,983	160,515
Gross personal	18,316	16,689
Gross credit card	7,117	7,185
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	85,628	81,198
Gross personal	10,794	9,685
Gross credit card	443	502
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	10,987	10,329
Gross personal	6,404	10,498
Gross credit card	6,727	6,800
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,041	851
Gross personal	4,502	3,848
Gross credit card	5,008	3,853
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11	7
Gross personal	759	465
Gross credit card	6	2
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,808	2,757
Gross personal	779	782
Gross credit card	184	165
Gross business and government	269	230
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	119,315	101,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	102,145	97,131
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	61	25
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	100	89
Net loans	272,358	255,568
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	222	221
Net loans	41,332	41,746
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	302	279
Net loans	19,183	18,228
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	359	211
Net loans	221,431	198,984
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,260	24,021
ECL allowance	2,427	2,301
Net loans	32,546	41,668
Gross personal	6,022	4,422
Gross credit card	2,096	2,044
Gross business and government	13,595	13,482
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	227	6,130
Gross personal	136	83
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,171	5,926
Gross personal	324	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,749	3,638
Gross personal	2,104	1,374
Gross credit card	380	4
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,071	6,534
Gross personal	2,506	1,822
Gross credit card	1,116	1,512
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,859	1,561
Gross personal	922	1,102
Gross credit card	594	522
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	183	232
Gross personal	30	29
Gross credit card	6	6
Gross business and government	12	15
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	875	722
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	8,807	9,000
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,901	3,745
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	168	126
Net loans	13,092	23,895
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	749	531
Net loans	5,273	3,891
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	640	623
Net loans	1,456	1,421
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	870	1,021
Net loans	12,725	12,461
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,315	994
ECL allowance	982	816
Net loans	2,654	2,098
Gross personal	290	292
Gross business and government	2,031	1,628
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,097	790
Gross personal	253	260
Gross business and government	2,031	1,628
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	218	204
Gross personal	37	32
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	306	234
Net loans	1,009	760
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	185	190
Net loans	105	102
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	491	392
Net loans	1,540	1,236
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 982	$ 816